Long-Term Debt - Senior Secured Credit Facility - Additional Information (Detail) - USD ($)			9 Months Ended
	Jul. 27, 2016	Jul. 28, 2015	Sep. 30, 2016	May 19, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Senior Secured Credit Facility			$ 94,500,000		$ 87,000,000	$ 49,000,000
Senior Secured Credit Facility
Debt Instrument [Line Items]
Senior secured credit facility sub limit			$ 2,500,000
Senior Secured Credit Facility | Minimum
Debt Instrument [Line Items]
Commitment fee percentage			0.375%
Senior Secured Credit Facility | Maximum
Debt Instrument [Line Items]
Commitment fee percentage			0.50%
Third Amendment to Credit Agreement and Limited Waiver (the Amendment)
Debt Instrument [Line Items]
Line of credit facility commitment fee percentage	0.50%
Leverage ratio	400.00%
Third Amendment to Credit Agreement and Limited Waiver (the Amendment) | Letter of Credit
Debt Instrument [Line Items]
Increase margin on loans	0.75%
Third Amendment to Credit Agreement and Limited Waiver (the Amendment) | Quarter Period Ending June 30, 2016
Debt Instrument [Line Items]
Leverage ratio	475.00%
Third Amendment to Credit Agreement and Limited Waiver (the Amendment) | Quarter Period Ending September 30, 2016
Debt Instrument [Line Items]
Leverage ratio	450.00%
Third Amendment to Credit Agreement and Limited Waiver (the Amendment) | Quarter Period Ending December 31, 2016
Debt Instrument [Line Items]
Leverage ratio	425.00%
Third Amendment to Credit Agreement and Limited Waiver (the Amendment) | All Periods Thereafter
Debt Instrument [Line Items]
Leverage ratio	400.00%
Third Amendment to Credit Agreement and Limited Waiver (the Amendment) | ABR
Debt Instrument [Line Items]
Increase margin on loans	0.75%
Third Amendment to Credit Agreement and Limited Waiver (the Amendment) | Eurodollar
Debt Instrument [Line Items]
Increase margin on loans	0.75%
Citibank N A | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument expanded borrowing base				$ 120,000,000	180,000,000
Debt instrument maturity date		Oct. 16, 2018
Senior Secured Credit Facility			$ 94,500,000		$ 87,000,000
Citibank N A | Senior Secured Credit Facility | LIBOR
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		0.25%
Wells Fargo Led Facility
Debt Instrument [Line Items]
Debt instrument face amount		$ 400,000,000
LRAI | Senior Secured Credit Facility | Maximum
Debt Instrument [Line Items]
Lien percentage of assets for senior secured credit facility			80.00%
LRAI | Senior Secured Credit Facility | LIBOR
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		1.00%
Margin of loans, minimum		1.75%
Margin of loans, maximum		2.75%
LRAI | Senior Secured Credit Facility | Federal Funds Effective Rate
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		0.50%
LRAI | Senior Secured Credit Facility | ABR
Debt Instrument [Line Items]
Margin of loans, minimum		0.75%
Margin of loans, maximum		1.75%
LRAI | Third Amendment to Credit Agreement and Limited Waiver (the Amendment) | Minimum
Debt Instrument [Line Items]
Percentage of value of oil and gas properties that must be mortgaged as collateral	90.00%	80.00%
LRAI | Citibank N A | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument face amount		$ 500,000,000